Business Combination - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands, share in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	May 09, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 20, 2023 USD ($) share $ / shares	Jun. 20, 2023 CAD ($) share $ / shares	Apr. 27, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Transaction costs			$ 1,539	$ 49,045
Revolving Facilities
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity	$ 150,000				$ 1,100,000	$ 1,600,000	$ 1,100,000			$ 1,100,000
Line of credit facility secured term	2 years
8.50% notes due April 1, 2030
Disclosure of detailed information about business combination [line items]
Notional amount					$ 800,000			$ 800,000			$ 800,000
Ranger Oil Corporation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									$ 1,574,453	2,085,913
Cash transferred									$ 553,150	$ 732,840
Equity interests of acquirer | share									311.4	311.4
Equity interests of acquirer									$ 1,001,196	$ 1,326,435
Exercise price of outstanding share options | (per share)									$ 13.31	$ 4.26
Closing price of common shares (in cad per share) | $ / shares										$ 7.49
Revenue of combined entity as if combination occurred at beginning of period		$ 939,400	1,700,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 165,100	$ 366,700
Other professional fees				41,700
Post-employment benefit expense, defined contribution plans				$ 7,300
Ranger Oil Corporation | Discount rate, measurement input
Disclosure of detailed information about business combination [line items]
Fair value of oil and gas properties									0.122	0.122
Ranger Oil Corporation | Market rate, measurement input
Disclosure of detailed information about business combination [line items]
Market rate of interest									0.090	0.090